Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of:

	2015	2014
Cost
Land	$259	$266
Buildings	1,659	1,653
Machinery and equipment	11,294	11,003

	13,212	12,922
Accumulated depreciation
Buildings	(590)	(577)
Machinery and equipment	(6,617)	(6,943)

	$6,005	$5,402